Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Alternative Fund - 12.3%
Transamerica Unconstrained Bond (A)	7,621,728	$ 78,351,359

International Equity Funds - 62.4%
Transamerica Emerging Markets Opportunities (A)	1,654,664	19,922,151
Transamerica International Equity (A)	7,352,326	150,943,261
Transamerica International Growth (A)	19,793,016	188,429,508
Transamerica International Small Cap Value (A)	2,544,822	38,986,670

		398,281,590

U.S. Equity Funds - 11.6%
Transamerica Large Cap Value (A)	1,489,397	18,572,784
Transamerica Morgan Stanley Capital Growth VP (A)	813,600	30,965,629
Transamerica Small Cap Value (A)	1,975,139	24,708,992

		74,247,405

U.S. Fixed Income Funds - 10.3%
Transamerica Core Bond (A)	544,950	5,422,248
Transamerica High Yield Bond (A)	5,555,640	50,834,108
Transamerica Intermediate Bond (A)	919,983	9,402,224

		65,658,580

U.S. Mixed Allocation Fund - 1.0%
Transamerica PIMCO Total Return VP (A)	545,768	6,385,490

Total Investment Companies (Cost $506,344,302)		622,924,424

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.7%
U.S. Treasury - 1.7%
U.S. Treasury Note 1.38%, 01/31/2022 (B)	$ 10,818,000	10,934,209

Total U.S. Government Obligation (Cost $10,955,406)		10,934,209

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2021, to be repurchased at $3,841,374 on 04/01/2021. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $3,918,202.	3,841,374	3,841,374

Total Repurchase Agreement (Cost $3,841,374)		3,841,374

Total Investments (Cost $521,141,082)		637,700,007
Net Other Assets (Liabilities) - 0.1%		404,292

Net Assets - 100.0%		$ 638,104,299

Transamerica Series Trust	Page 1

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	57	06/30/2021	$7,119,770	$7,033,711	$—	$(86,059)
CAD Currency	753	06/15/2021	59,799,984	59,916,210	116,226	—
EURO STOXX 50® Index	141	06/18/2021	6,406,985	6,392,458	—	(14,527)
MSCI EAFE Index	425	06/18/2021	46,739,070	46,580,000	—	(159,070)
S&P/TSX 60 Index	323	06/17/2021	57,311,057	57,115,509	—	(195,548)
U.S. Treasury Ultra Bond	90	06/21/2021	17,067,526	16,309,687	—	(757,839)

Total					$116,226	$(1,213,043)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	(128)	06/21/2021	$(16,863,731)	$(16,760,000)	$103,731	$—
30-Year U.S. Treasury Bond	(16)	06/21/2021	(2,476,028)	(2,473,500)	2,528	—
E-Mini Russell 2000® Index	(33)	06/18/2021	(3,876,113)	(3,667,125)	208,988	—
MSCI Emerging Markets Index	(303)	06/18/2021	(20,188,283)	(20,035,875)	152,408	—
S&P 500® E-Mini Index	(222)	06/18/2021	(43,709,049)	(44,038,140)	—	(329,091)

Total					$467,655	$(329,091)

Total Futures Contracts					$583,881	$(1,542,134)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$622,924,424	$—	$—	$622,924,424
U.S. Government Obligation	—	10,934,209	—	10,934,209
Repurchase Agreement	—	3,841,374	—	3,841,374

Total Investments	$622,924,424	$14,775,583	$—	$637,700,007

Other Financial Instruments
Futures Contracts (E)	$583,881	$—	$—	$583,881

Total Other Financial Instruments	$583,881	$—	$—	$583,881

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,542,134)	$—	$—	$(1,542,134)

Total Other Financial Instruments	$(1,542,134)	$—	$—	$(1,542,134)

Transamerica Series Trust	Page 2

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2021	Shares as of March 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond	$5,574,648	$32,188	$—	$—	$(184,588)	$5,422,248	544,950	$32,188	$—
Transamerica Emerging Markets Opportunities	21,221,426	—	(1,974,451)	464,004	211,172	19,922,151	1,654,664	—	—
Transamerica High Yield Bond	50,159,710	564,112	—	—	110,286	50,834,108	5,555,640	564,112	—
Transamerica Intermediate Bond	9,725,170	43,931	—	—	(366,877)	9,402,224	919,983	43,931	—
Transamerica International Equity	150,654,971	—	(8,723,987)	2,047,025	6,965,252	150,943,261	7,352,326	—	—
Transamerica International Growth	190,543,684	—	(6,451,518)	706,174	3,631,168	188,429,508	19,793,016	—	—
Transamerica International Small Cap Value	39,399,313	—	(2,912,147)	580,911	1,918,593	38,986,670	2,544,822	—	—
Transamerica Large Cap Value	16,425,199	37,012	—	—	2,110,573	18,572,784	1,489,397	37,012	—
Transamerica Morgan Stanley Capital Growth VP	31,616,510	—	—	—	(650,881)	30,965,629	813,600	—	—
Transamerica PIMCO Total Return VP	6,592,882	—	—	—	(207,392)	6,385,490	545,768	—	—
Transamerica Small Cap Value	20,738,962	—	—	—	3,970,030	24,708,992	1,975,139	—	—
Transamerica Unconstrained Bond	77,772,401	1,056,009	—	—	(477,051)	78,351,359	7,621,728	648,035	—

Total	$620,424,876	$1,733,252	$(20,062,103)	$3,798,114	$17,030,285	$622,924,424	50,811,033	$1,325,278	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $10,269,141.
(C)	Rate disclosed reflects the yield at March 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4